Significant Accounting Policies - Disclosure of Increase (Decrease) in Fair Value of Loan Due to Unobservable Input (Detail) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Repayment of loans (6 months movement)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Increase	€ 134
Decrease	(16)
Discount rate (2.5% movement)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Increase	43
Decrease	(44)
Annual increase in savings (0.2% decrease, 1% increase)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Increase	(268)
Decrease	54
Initial savings (2.5% movement)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Increase	(636)
Decrease	646
Volatility (10% movement)
Disclosure of Increase Decrease In Fair Value Of Loan Due To Unobservable Input [Line Items]
Increase	1,239
Decrease	€ (1,263)